Equity Investments in Subsidiaries, Associates and Joint Ventures - Summary of Regarding Grupo Financiero Galicia's Associates (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of joint ventures [line items]
Assets	$ 45,669,450,738	$ 42,762,237,350
Liabilities	37,909,826,374	34,807,330,995
Shareholders’ Equity	7,759,624,364	7,954,906,355	$ 5,778,705,146	$ 5,431,044,688
Net Income for the Year	212,612,039	$ 2,115,280,318	$ 965,874,168
Nera Agro Holding S.L.
Disclosure of joint ventures [line items]
Assets	4,026,158
Liabilities	231,899
Shareholders’ Equity	3,794,259
Net Income for the Year	1,975,129
Play Digital S.A.
Disclosure of joint ventures [line items]
Assets	53,625,005
Liabilities	42,911,244
Shareholders’ Equity	10,713,761
Net Income for the Year	$ 3,685,141